STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	1 Months Ended							12 Months Ended
	May 31, 2024	Feb. 29, 2024	Oct. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Feb. 28, 2023	Dec. 31, 2024	Dec. 31, 2023
Conversion fee, values								$ 35,000
Blue Lake [Member]
Conversion fee, values	$ 531,000				$ 181,750		$ 71,750
Conversion fee, shares	7,605,760				3,466,853		1,025,000		3,466,583
Fourth Man LLC [Member]
Conversion fee, values		$ 35,000	$ 72,000	$ 43,000	$ 50,000	$ 50,000
Conversion fee, shares		500,000	1,025,000	627,538	1,192,857	1,192,857
Debt conversion amount					$ 30,000	$ 30,000